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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 1999 Check here if Amendment [ ]; Amendment Number:__________________

                        This Amendment (Check only one.):
                               [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106


Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
______________________________________
[Signature]

New York, New York
______________________________________
[City, State]

November 15, 1999
______________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         21

Form 13F Information Table Value Total:

         $ 154,923   (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                    Value                   Put/  Investment   Other             Voting
                                                                                                                Authority
Name of Issuer                Title of  CUSIP     (x$1000)  Shrs or  SH/PRN Call  Discretion  Managers   Sole     Shared     None
--------------                --------  -----     --------  -------- ------ ----  ----------  --------   ----     ------     ----
                               Class                        prn amt
                               -----                        -------

Answerthink Consulting Group    COM    36916997     $105     15,542     SH           SOLE               15,542
BMC Software Inc.               COM    55921100  $37,876    529,296     SH           SOLE              529,296
Calypte Biomed                  COM   131722100      $22     20,000     SH           SOLE               20,000
CCC Information Svcs Group Inc  COM   12487Q109     $330     25,000     SH           SOLE               25,000
Commerce One Inc                COM   200693109   $3,020     44,150     SH           SOLE               44,150
Computer Assoc Intl Inc         COM   204912109  $22,100    361,585     SH           SOLE              361,585
Exodus Communications Inc       COM   302088109     $991     13,748     SH           SOLE               13,748
Grey Wolf Inc                   COM   397888108   $3,015  1,005,000     SH           SOLE            1,005,000
Ikon Office Solutions Inc       COM   451713101      $68      6,365     SH           SOLE                6,365
MGC  Communications Inc         COM   552763302     $741     42,857     SH           SOLE               42,857
Objective Sys Integrators Inc   COM   674424106     $433    181,819     SH           OTHER                                 181,819
Omnipoint Corp                  COM   68212D102  $26,089    466,869     SH           OTHER                                 466,869
PE Biosystem Group              COM   69332S102  $20,482    283,484     SH           SOLE              283,484
PE Celera Genamic's Group       COM   69332S201   $8,890    220,871     SH           SOLE              220,871
Primus Telecommunications Grp   COM   741929103   $2,953    140,630     SH           OTHER                                 140,630
Sensormatic Electrs Corp        COM   817265101  $11,143    147,589     SH           SOLE              147,589
Sepracor Inc                    COM   817315104   $3,193    251,600     SH           SOLE              251,600
Software Spectrum Inc           COM   833960107     $645     41,640     SH           SOLE               41,640
Sybase Inc                      COM   871130100  $11,515    975,000     SH           SOLE              975,000
Tripos Inc                      COM   896928108     $277     43,433     SH           SOLE               43,433
Webstakes.com, Inc.             COM   94768K110   $1,035    116,667     SH           SOLE              116,667
